SEGMENT REPORTING - Consolidated Operating income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SEGMENT REPORTING
Total consolidated operating income	¥ 5,072,935	$ 724,053	¥ 3,570,069	¥ 3,020,423
Interest and other income/(loss), net	207,240	29,579	156,193	81,741
Income before income taxes	5,280,175	753,632	3,726,262	3,102,164
Reconciliation, Corporate
SEGMENT REPORTING
Total consolidated operating income	(43,768)	(6,247)	115,595	(14,983)
Reconciliation, Other operations
SEGMENT REPORTING
Total consolidated operating income	(137,116)	(19,570)	(47,360)	(42,612)
PRC Segment | Operating segment
SEGMENT REPORTING
Total consolidated operating income	¥ 5,253,819	$ 749,870	¥ 3,501,834	¥ 3,078,018